Software and Equipment, Net (Details) - Schedule of Property, Software and Equipment, Net - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Cost
Property plant and equipment , gross	$ 28,399	$ 29,768
Less: accumulated depreciation	(13,359)	(11,277)
Property and equipment, net	15,040	18,491
Vehicles [Member]
Cost
Property plant and equipment , gross	994	979
Office equipment and furniture [Member]
Cost
Property plant and equipment , gross	176	184
Electronic equipment [Member[
Cost
Property plant and equipment , gross	10,106	10,587
Computer software [Member]
Cost
Property plant and equipment , gross	15,716	16,523
Leasehold Improvements [Member]
Cost
Property plant and equipment , gross	710	762
Others [Member]
Cost
Property plant and equipment , gross	$ 697	$ 733